ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
	December 31,
	2025	2024
Accrued management services	$41	$54
Professional services	257	210
Derivative Warrants Liability (see note 10)	$-	$202
Other accrued expenses	47	4

	$345	$470